New Standards and Interpretations (Details) - Schedule of consolidated financial statements in future reporting periods	12 Months Ended
Feb. 28, 2021
COVID-19 related rent concession [Member]
New Standards and Interpretations (Details) - Schedule of consolidated financial statements in future reporting periods [Line Items]
Details of amendment	Amendments to IFRS 16: COVID-19 related rent concession
Annual periods beginning on after	Jun. 01, 2020
IFRS 9: Interest rate benchmark reform [Member]
New Standards and Interpretations (Details) - Schedule of consolidated financial statements in future reporting periods [Line Items]
Details of amendment	Amendments to IFRS 7 and IFRS 9: Interest rate benchmark reform
Annual periods beginning on after	Jan. 01, 2021
Classification of Liabilities as Current or Noncurrent [Member]
New Standards and Interpretations (Details) - Schedule of consolidated financial statements in future reporting periods [Line Items]
Details of amendment	Amendments to IAS 1: Classification of Liabilities as Current or Noncurrent
Annual periods beginning on after	Jan. 01, 2023
Reference to the Conceptual Framework [Member]
New Standards and Interpretations (Details) - Schedule of consolidated financial statements in future reporting periods [Line Items]
Details of amendment	Amendments to IFRS 3: Reference to the Conceptual Framework
Annual periods beginning on after	Jan. 01, 2022
IFRS standards 2018 – 2020 [Member]
New Standards and Interpretations (Details) - Schedule of consolidated financial statements in future reporting periods [Line Items]
Details of amendment	Annual improvements to IFRS standards 2018 - 2020
Annual periods beginning on after	Jan. 01, 2022
IFRS Practice Statement 2: Disclosure of accounting policy [Member]
New Standards and Interpretations (Details) - Schedule of consolidated financial statements in future reporting periods [Line Items]
Details of amendment	Amendments to IAS 1 and IFRS Practice Statement 2: Disclosure of accounting policy
Annual periods beginning on after	Jan. 01, 2023
Definition of accounting estimates [Member]
New Standards and Interpretations (Details) - Schedule of consolidated financial statements in future reporting periods [Line Items]
Details of amendment	Amendments to IAS 8: Definition of accounting estimates
Annual periods beginning on after	Jan. 01, 2023